UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Advisors Preferred Trust
(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD	20850
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2734

Date of fiscal year end:	6/30

Date of reporting period:	6/30/24

Item 1. Reports to Stockholders.

(a)

Dynamic Alpha Macro Fund - Institutional (DYMIX)

Annual Shareholder Report - June 30, 2024

Fund Overview

This annual shareholder report contains important information about Dynamic Alpha Macro Fund for the period of July 31, 2023 to June 30, 2024. You can find additional information about the Fund at regdocs.blugiant.com/dynamic-alpha-macro/. You can also request this information by contacting us at (833) 462-6344.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$186	1.89%

The cost of a $10,000 investment would have been higher than the amount shown above had it been a full reporting period.

How did the Fund perform during the reporting period?

Performance Overview

Dynamic Alpha Macro Fund (“DYMIX” or “The Fund”) underperformed the Standard & Poor’s 500 Index (“S&P 500”) for the period from July 31st, 2023, through June 30th, 2024. Versus the newly added supplemental benchmark, the Barclay Global Macro Index, the fund outperformed. Overall, the fund returned 15.18% for the inception period ended June 30th, 2024, compared to the S&P 500 and Barclay Global Macro Indices which returned 20.68% and 8.07% respectively.

Primary Benchmark Overview

The S&P 500 was led primarily by contributions from technology and communication services. There was little volatility in the equity index to speak of.

Market Factors, Contributors and Detractors Impacting Fund Performance

As the fund is structured with two differing strategies, impacts will be discussed as such:

Strategic Equities

Allocations to strategic equities were broadly positive, led by allocations to growth-oriented exchange traded funds (ETFs). Core and dividend/value ETFs were also positive, but less than growth allocations.

Fundamental Global Macro Strategy (“Macro strategy”)

The biggest factors impacting performance of the macro strategy were related to the market’s anticipation of Federal Reserve Rate cuts. Going into 2024 the market had anticipated several (as many as 6-7) rate cuts in 2024 by the Fed Open Market Committee. But as inflation persisted, these rate cuts continued to get pushed further and further into the future (with some anticipating no cuts at all). The impact of this has been continued volatility in fixed income markets as well as volatility in inflation and economic related commodities (gold, silver, copper etc.).

Overall, Gold was by far the biggest contributor to performance from the macro strategy. Other smaller contributors included Copper, Sugar, and the Swiss Franc. Macro strategy detractors from performance included equity index shorts as well as positions in coffee, silver, cocoa, corn and treasuries.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Dynamic Alpha Macro Fund
S&P 500 Index
Barclay Global Macro Index
$15,000
$10,000
$5,000
$0
$12,068
$11,518
$10,807
07/31/23
08/31/23
09/30/23
10/31/23
11/30/23
12/31/23
01/31/24
02/29/24
03/31/24
04/30/24
05/31/24
06/30/24

	Dynamic Alpha Macro Fund	S&P 500 Index	Barclay Global Macro Index
07/31/23	$10,000	$10,000	$10,000
08/31/23	$9,900	$9,841	$9,856
09/30/23	$9,310	$9,372	$9,831
10/31/23	$9,450	$9,175	$9,807
11/30/23	$9,990	$10,012	$10,036
12/31/23	$10,554	$10,467	$10,291
01/31/24	$10,343	$10,643	$10,374
02/29/24	$10,132	$11,211	$10,509
03/31/24	$10,976	$11,572	$10,794
04/30/24	$11,739	$11,100	$10,654
05/31/24	$11,518	$11,650	$10,744
06/30/24	$11,518	$12,068	$10,807

Average Annual Total Returns

Since Inception (July 31, 2023)
Dynamic Alpha Macro Fund	15.18%
S&P 500 Index	20.68%
Barclay Global Macro Index	8.07%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$97,227,525
  Number of Portfolio Holdings15
  Advisory Fee (net of waivers)$810,975
  Portfolio Turnover0%

Asset Weighting (% of total investments)

Value	Value
Short-Term Investments	19.9%
Money Market Funds	28.7%
Exchange-Traded Funds	51.4%

What did the Fund invest in?

Security Type Weighting (% of total (including notional) exposure)

Value	Value
Cash & Equivalent	16%
Equities	15%
Futures	69%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Government Obligations Fund Class Z, 5.187%,	27.2%
Fidelity Government Portfolio Class I, 5.200%,	18.9%
Invesco Nasdaq 100 ETF	13.4%
Schwab US Dividend Equity ETF	10.9%
BNY Mellon US Large Cap Core Equity ETF	8.1%
Vanguard Russell 1000 Growth ETF	5.7%
Vanguard Value ETF	5.3%
Vanguard Dividend Appreciation ETF	2.7%
SPDR Portfolio S&P 500 ETF	2.6%

Material Fund Changes

No material changes occurred during the year ended June 30, 2024.

Dynamic Alpha Macro Fund - Institutional (DYMIX)

Annual Shareholder Report - June 30, 2024

Additional information is available on the Fund's website (regdocs.blugiant.com/dynamic-alpha-macro/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-DAMF-INST

(b)       Not applicable

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       N/A

(c)       During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)       During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)       N/A

(f)       See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Felix Rivera is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rivera is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $17,850

2023 – N/A

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2024 - None

2023 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 - $3,250

2023 – N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024 and 2023 respectively.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)     All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)     Not applicable.

(i)      Not applicable.

(j)      Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Dynamic Alpha Macro Fund

Institutional Class Shares (DYMIX)

Annual Financial Statements
June 30, 2024

1-833-462-6433
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.7%
	EQUITY - 48.7%
75,843	BNY Mellon US Large Cap Core Equity ETF	$7,870,987
65,940	Invesco Nasdaq 100 ETF	12,997,433
136,410	Schwab US Dividend Equity ETF	10,607,242
39,705	SPDR Portfolio S&P 500 ETF	2,541,120
14,500	Vanguard Dividend Appreciation ETF	2,646,975
59,190	Vanguard Russell 1000 Growth ETF	5,552,614
32,200	Vanguard Value ETF	5,165,202
		47,381,573

	TOTAL EXCHANGE-TRADED FUNDS (Cost $40,362,438)	47,381,573

	SHORT-TERM INVESTMENTS — 46.1%
	MONEY MARKET FUNDS - 46.1%
18,388,421	Fidelity Government Portfolio, Class I, 5.20%(a)	18,388,421
26,443,280	First American Government Obligations Fund, Class Z, 5.19%(a) (b) (c)	26,443,280
	TOTAL MONEY MARKET FUNDS (Cost $44,831,701)	44,831,701

	TOTAL SHORT-TERM INVESTMENTS (Cost $44,831,701)	44,831,701

	TOTAL INVESTMENTS - 94.8% (Cost $85,194,139)	$92,213,274
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.2%	5,014,251
	NET ASSETS - 100.0%	$97,227,525

OPEN FUTURES CONTRACTS
Number of			Notional	Unrealized Appreciation
Contracts	Open Long Futures Contracts	Expiration	Amount	(Depreciation)
805	CBOT 2 Year US Treasury Note Futures	10/01/2024	$164,396,093	$406,936
183	COMEX Copper Futures(b)	09/27/2024	20,091,113	(777,613)
72	COMEX Gold 100 Troy Ounces Futures(b)	08/28/2024	16,845,120	(630,511)
66	COMEX Silver Futures(b)	09/27/2024	9,754,800	(914,033)
41	NYBOT CSC C Coffee Futures(b)	12/19/2024	3,451,688	(106,874)
	TOTAL LONG FUTURES CONTRACTS			$(2,022,095)

The accompanying notes are an integral part of these consolidated financial statements.

DYNAMIC ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
June 30, 2024

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
35	CME Feeder Cattle Futures(b)	08/30/2024	$4,537,750	$(70,715)

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of June 30, 2024.

(b)	All or a portion of this investment is a holding of the DAMF Fund Ltd.

(c)	See note 10.

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
June 30, 2024

ASSETS
Investment securities:
At cost	$85,194,139
At value	$92,213,274
Deposit with broker for futures contracts	6,912,939
Unrealized appreciation on futures contracts	406,936
Dividends and interest receivable	339,253
Prepaid expenses and other assets	25,645
TOTAL ASSETS	99,898,047

LIABILITIES
Unrealized depreciation on futures contracts	2,499,746
Investment advisory fees payable	113,529
Payable for Fund shares redeemed	19,633
Payable to related parties	11,291
Accrued expenses and other liabilities	26,323
TOTAL LIABILITIES	2,670,522

NET ASSETS	$97,227,525

Composition of Net Assets:
Paid in capital	84,426,914
Distributable earnings	12,800,611
NET ASSETS	$97,227,525

Net Asset Value Per Share:
Institutional Class Shares:
Net Assets	$97,227,525
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,474,103
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.47

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended June 30, 2024*

INVESTMENT INCOME
Interest	$1,296,370
Dividends	585,280
TOTAL INVESTMENT INCOME	1,881,650

EXPENSES
Investment advisory fees	810,975
Administrative services fees	57,926
Transfer agent fees	31,143
Registration fees	30,344
Printing and postage expenses	21,806
Compliance officer and liquidity program administration fees	21,273
Legal fees	20,305
Audit fees	19,950
Custody fees	6,808
Insurance expense	2,090
Miscellaneous expenses	3,468
TOTAL EXPENSES	1,026,088

NET INVESTMENT INCOME	855,562

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain from:
Futures contracts	7,291,023
Net Realized Gain on Futures Contracts	7,291,023

Net change in unrealized appreciation (depreciation) on:
Investments	7,019,135
Futures contracts	(2,092,810)
Net Change in Unrealized Appreciation on Investments and Futures Contracts	4,926,325

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS	12,217,348

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,072,910

*	For the period July 31, 2023 (commencement of operations) through June 30, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2024*
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$855,562
Net realized gain from investments and futures contracts	7,291,023
Net change in unrealized appreciation on investments and futures contracts	4,926,325
Net increase in net assets resulting from operations	13,072,910

DISTRIBUTIONS TO SHAREHOLDERS
Total distribution paid	(308,013)
Total distributions to shareholders	(308,013)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	91,233,423
Net asset value of shares issued in reinvestments of distributions	304,328
Payments for shares redeemed	(7,075,123)
Net increase from shares of beneficial interest transactions	84,462,628

NET INCREASE IN NET ASSETS	97,227,525

NET ASSETS
Beginning of period	—
End of period	$97,227,525

SHARE ACTIVITY
Shares Sold	9,103,156
Shares Reinvested	29,011
Shares Redeemed	(658,064)
Net increase in shares of beneficial interest outstanding	8,474,103

*	For the period July 31, 2023 (commencement of operations) through June 30, 2024.

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

Institutional Class
For the Period Ended
June 30, 2024*

Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income(a)	0.15
Net realized and unrealized gain on investments	1.36
Total from investment operations	1.51
Less distributions to shareholders from:
Net investment income	(0.04)
Total distributions	(0.04)
Net asset value, end of period	$11.47
Total return (b,f)	15.18%
Net assets, end of period (in 000s)	$97,228
Ratio of net expenses to average net assets(c,e)	1.89%
Ratios of net investment income to average net assets(c,d,e)	1.57%
Portfolio turnover rate(f)	0.00%

*	For the period July 31, 2023 (commencement of operations) through June 30, 2024.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	The ratio of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Not annualized.

The accompanying notes are an integral part of these consolidated financial statements.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
June 30, 2024

1.	ORGANIZATION

Dynamic Alpha Macro Fund (the “Fund”) is a diversified series of shares of beneficial interest of Advisors Preferred Trust (the “Trust”), a Delaware statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek capital appreciation. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies. The Fund commenced operations on July 31, 2023. The Fund currently offers Institutional Class shares which are offered at net asset value.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

Securities Valuation – Fund securities will be valued each day at the last quoted sales price on each security’s primary exchange, and securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations were readily available and not subject to restrictions against resale will be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean of the current bid and ask price on the primary exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ price. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end mutual funds are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

DAMF Fund Limited (“DAMF Ltd.”) is a wholly-owned and controlled foreign subsidiary of the Fund that can invest in exchange-traded funds (“ETFs”), exchange traded notes (“ETNs”), physical commodities and derivatives. See “Consolidation of Subsidiary” for additional information.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended mutual funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, and ETFs frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2024 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Exchange-Traded Funds	$47,381,573	$—	$—	$47,381,573
Short-Term Investments	44,831,701	—	—	44,831,701
Total Investments	$92,213,274	$—	$—	$92,213,274
Derivatives
Futures Contracts	406,936	—	—	406,936
Total Assets	$92,620,210	$—	$—	$92,620,210
Liabilities *
Derivatives:
Futures Contracts	$(2,499,746)	$—	$—	$(2,499,746)
Total Liabilities	$(2,499,746)	$—	$—	$(2,499,746)

*	Refer to the Consolidated Schedule of Investments for security classifications.

The Fund did not hold any Level 2 or Level 3 securities during the current period.

Consolidation of Subsidiary – The consolidated financial statements of the Fund include the accounts of DAMF Fund Limited (“DAMF”), a wholly-owned controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its total assets in DAMF, which acts as an investment vehicle in order to affect certain investments consistent with the Fund’s investment objectives and policies. The subsidiary commenced operations on August 2, 2023 and is an exempted Cayman Islands company with limited liability.

A summary of the Fund’s investment in DAMF is as follows:

	Inception Date of	DAMF Net Assets at	Percent of Net Assets at
	DAMF	June 30, 2024	June 30, 2024
DAMF	8/2/2023	$11,702,386	12.04%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Fund did not incur any interest or penalties.

For tax purposes, DAMF is an exempted Cayman Islands investment company. DAMF has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, DAMF is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, a portion of DAMF’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $40,362,438 and $0, respectively.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The Fund’s policy is to recognize a gross asset or liability equal to the unrealized appreciation/(depreciation) on futures contracts. During the period ended June 30, 2024, the Fund was subject to a master netting arrangement. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2024:

Assets:				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Assets or Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments	Cash Collateral (Received) or Pledged(1)	Net Amount
Futures Contracts	$406,936	$—	$406,936	$(406,936)	—	$—
Total	$406,936	$—	$406,936	$(406,936)	$—	$—

Liabilities:				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts of Liabilities Presented in the Consolidated Statement of Assets & Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount
Futures Contracts	$(2,499,746)	$—	$(2,499,746)	$406,936	$2,092,810	$—
Total	$(2,499,746)	$—	$(2,499,746)	$406,936	$2,092,810	$—

The table does not included excess collateral pledged.

(1)	Detailed collateral amounts are presented in the Consolidated Statement of Assets and Liabilities.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

The Fund and DAMF use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 5.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of June 30, 2024:

Derivative Investment Type	Location on the Consolidated Statement of Assets and Liabilities
Futures Contracts	Unrealized appreciation (depreciation) on futures contracts

A summary of the fair value by primary risk exposure as of June 30, 2024 was as follows:

Asset Derivatives
Derivative Investment Type	Commodity Risk	Interest Risk	Total
Futures Contracts	$—	$406,936	$406,936

Liability Derivatives
Derivative Investment Type	Commodity Risk	Interest Risk	Total
Futures Contracts	$(2,499,746)	$—	$(2,499,746)

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the period ended June 30, 2024:

Derivative Investment Type	Location of Gain/Loss on Derivative
Futures Contracts	Net realized gain from futures contracts
Net change in unrealized depreciation on futures contracts

The following is a summary of the Fund’s realized gain (loss) and unrealized appreciation/(depreciation) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the period ended June 30, 2024:

Realized gain (loss) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Foreign Exchange Risk	Equity Risk	Interest Risk	Total
Futures Contracts	$10,536,541	$(114,643)	$(1,451,292)	$(1,679,583)	$7,291,023

Changes in unrealized appreciation (depreciation) on derivatives recognized in the Consolidated Statement of Operations
Derivative Investment Type	Commodity Risk	Foreign Exchange Risk	Interest Risk	Total
Futures Contracts	$(2,499,746)	$—	$406,936	$(2,092,810)

The derivative instruments outstanding as of June 30, 2024 as disclosed in the Consolidated Schedule of Investments and in the Notes to Consolidated Financial Statements and the amounts of realized and changes in unrealized gains and losses on futures contracts during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

5.	RISKS

Principal Investment Risk – As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its direct investments as well as indirectly through investments in Underlying Funds and the subsidiary (DAMF).

General Market Risk – The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the commodities and/or securities market generally.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Exchange Traded Funds – The Fund may invest in ETFs. ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.

Mutual Fund and ETN Risk – Mutual funds and exchange traded notes (“ETNs”) are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks. ETNs may not provide an effective substitute for gold bullion because changes in derivative prices held by these instruments may not track those of the underlying gold bullion.

Futures Contracts – The Fund is subject to commodity risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the normal course of business, the Fund purchases and sells various financial instruments, which may result in risks, the amount of which is not apparent from the consolidated financial statements.

Derivatives Risk – Futures are subject to inherent leverage that may magnify Fund losses. These derivatives may not provide an effective substitute for commodities fund because changes in derivative prices may not track those of the underlying commodities. Also, over-the-counter forwards are subject to counterparty default risk.

Commodities Risk – Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Gold Risk – The price of gold may be volatile and gold bullion-related ETFs, ETNs and derivatives may be highly sensitive to the price of gold. The price of gold bullion can be significantly affected by international monetary and political developments such as currency devaluation or revaluation, central bank movements, economic and social conditions within a country, transactional or trade imbalances, or trade or currency restrictions between countries. Physical Gold bullion has sales commission, storage, insurance and auditing expenses.

6.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment adviser to the Fund. The Advisor has engaged Dynamic Wealth Group, LLC (the “Sub-Advisor”) to serve as the sub-advisor to the Fund. Sub-Advisor expenses are the responsibility of the Advisor.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

Pursuant to an Investment Advisory Agreement with the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.50% of the Fund’s average daily net assets. For the period ended June 30, 2024, the Fund paid $810,975 in advisory fees.

The Sub-Advisor has contractually agreed to waive all or part of its sub-advisory fees and/or make payments to limit the expenses of the Fund (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, expenses of investing in underlying funds, or extraordinary expenses such as litigation) at least until October 31, 2025 for the Institutional Class so that the total annual operating expenses do not exceed 1.95% of the average daily net assets of the Institutional Class shares of the Fund.

Waivers and expense payments may be recouped by the Sub-Advisor from a Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed. During the period ended June 30, 2024, the Sub-Advisor did not waive any fees.

Pursuant to a liquidity program administrator agreement with the Fund, the Advisor, provides a liquidity program administrator who, directs the operations of the Fund’s liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor out of pocket expenses and an annual fee of $9,000. The liquidity program administrator agreement became effective July 2, 2023.

Pursuant to a compliance consulting agreement with the Fund, the Adviser, provides a chief compliance officer who, directs the operations of the Fund’s compliance program. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser out of pocket expenses and an annual fee of $15,000. The compliance consulting agreement became effective July 2, 2023.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund as shown in the Consolidated Statement of Operations under Administrative services fees and Transfer agent fees. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

In addition, certain affiliates of UFS provide services to the Fund as follows:

Blu Giant, LLC (“Blu Giant”), Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $72,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates. The Advisor paid trustee fees.

During the period ended June 30, 2024, Ceros Financial Services, Inc., an affiliate of the Advisor, executed trades on behalf of the Fund and received $3,602 in trade commissions.

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2024, Charles Schwab & Co., Inc. and National Financial Services LLC held 48.4% and 44.8%, respectively of the voting securities of shares.

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes excluding futures, and its respective gross unrealized appreciation and depreciation at June 30, 2024, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	(Depreciation)	Appreciation
$85,194,139	$7,019,135	$—	$7,019,135

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the period ended June 30, 2024 was as follows:

Fiscal Year Ended
June 30, 2024
Ordinary Income	$308,013
$308,013

As of June 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$8,649,289	$—	$(2,659,726)	$(208,087)	$—	$7,019,135	$12,800,611

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to mark-to-market on open 1256 futures contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $2,659,726.

At June 30, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

			CLCF
Short-Term	Long-Term	Total	Utilized
$83,235	$124,852	$208,087	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses resulted in reclassification for the period ended June 30, 2024, as follows:

Paid In	Distributable
Capital	Earnings
$(35,714)	$35,714

Dynamic Alpha Macro Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)
June 30, 2024

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANY

The Fund currently invests greater than 25% of its net assets in the corresponding investment below. The Fund may redeem its investment from the investment at any time if the Advisor or Sub-Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investment. The financial statements of the investment, including the schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. At June 30, 2024, the Fund was invested in the following:

Investment	Percentage of Net Assets
First American Government Obligations Fund, Class Z	27.20%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Dynamic Alpha Macro Fund and Board of Trustees of Advisors Preferred Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Dynamic Alpha Macro Fund (the “Fund”), a series of Advisors Preferred Trust, as of June 30, 2024, the related consolidated statement of operations, the consolidated statement of changes in net assets, and the financial highlights for the period July 31, 2023 (commencement of operations) through June 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2024, the results of its operations , the changes in net assets, and the financial highlights for the period July 31, 2023 (commencement of operations) through June 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Advisors Preferred, LLC since 2012.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 28, 2024

Dynamic Alpha Macro Fund
Supplemental Information (Unaudited)
June 30, 2024

Approval of the Investment Advisory and Sub-Advisory Agreements for Dynamic Alpha Macro Fund (and its subsidiary)

At an in-person Board meeting held on May 23, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered approval of Appendix A to the investment advisory agreement (the “Advisory Agreement”) and the Subsidiary Advisory Agreement between Advisors Preferred, LLC (the “Adviser”) and DAMF Fund Limited (the “Subsidiary Advisory Agreement”). The Board further considered approval of the proposed Sub-Advisory Agreement between the Adviser and Dynamic Wealth Group, LLC (“DWG” or the “Sub-Adviser”) (the “Sub-Advisory Agreement”) as well as the proposed Futures Trading Agreement between the Adviser and AG Capital Management Partners, L.P. (“AG Capital” or the “Futures Trading Adviser”) (the “Trading Agreement”) on behalf of Dynamic Alpha Fund, and subsidiary sub-advisory agreement and trading agreement between the Adviser and, respectively, DWG and AG Capital with respect to DAMF Fund Limited (the “Subsidiary Sub-Advisory Agreement and Subsidiary Trading Agreement”) and (all together the “Advisory Agreements”).

The Fund level agreements and subsidiary agreements are referred to collectively for convenience and references to the Fund include the subsidiary as the context indicates. The Trustees’ and Directors’ deliberations are presented as collective deliberations as they were conducted concurrently and refences to the Board also include the Directors of DAMF Fund Limited.

In connection with the Board’s consideration, deliberation and approval of the proposed Advisory Agreements”, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s and Trading Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Dynamic Alpha Fund’s anticipated level of profitability to the Adviser, Sub-Adviser, and Trading Adviser from related operations; (f) the Adviser’s, Sub-Adviser’s and Trading Adviser’s compliance policies and procedures; and (g) information regarding the expected performance of Dynamic Alpha Fund as compared to its planned benchmarks and Morningstar categories. The Trustees reviewed the quality of work and abilities of the Adviser and its relationship with the Sub-Adviser and Futures Trading Adviser and the expected performance of the Dynamic Alpha Fund. The Trustees conducted some of their deliberations on a joint Adviser, Sub-Adviser, and Futures Trading Adviser basis given the close working relationship of all parties. The Board’s review of the materials and deliberations were presented contemporaneously given the overlapping considerations, paralleled issues and on a consolidated basis for Dynamic Alpha Fund and its subsidiary.

Nature, Extent and Quality of Services: With respect to the nature, extent and quality of services to be provided, the Trustees reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, the Adviser’s description of the manner in which investment decisions will be made for Dynamic Alpha Fund by the Sub-Adviser, as well as the Futures Trading Adviser. The Board recalled details discussed earlier as to the services to be provided by the Adviser, the Sub-Adviser and the Futures Trading Adviser and the execution of such services. The Board reviewed the experience of professional personnel performing services, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from each of the Adviser, Sub-Adviser, and Futures Trading Adviser certifying that each has

Dynamic Alpha Macro Fund
Supplemental Information (Unaudited) (Continued)
June 30, 2024

adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each the of the Adviser, Sub-Adviser and Trading Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics. As the Sub-Adviser was recently formed, it has had no regulatory exams. The Board noted the Sub-Adviser plans to obtain adequate E&O coverage. The Board acknowledged that the Adviser has sufficient D&O/E&O coverage in place.

The Board discussed the Adviser’s compliance program for the Trust and considered that the CCO of the Trust also serves as CCO of the Adviser and are confident in her abilities with respect to both positions. The Trustees were comfortable that if a conflict of interest were to arise, counsel would be called upon for a solution. The Board considered that the cybersecurity risk of the Adviser is supported by technology consultant Sikich LLP and discussed the overall technology of the Adviser with the CCO. The Adviser’s CCO reported no data breaches. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws.

With respect to the Sub-Adviser and Futures Trading Adviser, the Trustees considered that each will be primarily responsible for a portion of the Dynamic Alpha Fund’s investment management. The Board considered the Sub-Adviser’s and AG Capital’s skills and experience relating to the similar strategies it manages, and its portfolio management and research techniques. The Board noted that DWG outsources their IT Technology to FinGarde, and no cybersecurity breaches have been reported. The Trustees noted that DWG outsources compliance services and the appointed CCO. The Trust’s CCO said she had reviewed the compliance policy of DWG and found it adequate.

The Board reviewed DWG’s balance sheet as of May 18, 2023; and the profit and loss statement from January 1 through May 18, 2023. The Board noted that DWG has already provided the Adviser with a deposit to cover a portion of Fund formation expenses, and that DWG maintains a cushion of cash in its corporate checking account. However, as the Sub-Adviser was recently formed, there are no meaningful long-term income statements for the Board to review. They considered Mr. Barrie’s (majority owner of DWG) willingness to invest personally to ensure the success of DWG and Dynamic Alpha Fund.

The Board reviewed the balance sheet of AG Capital as of December 31, 2022 and concluded that the financial resources of both DWG and AG Capital appeared adequate.

The Board concluded that Advisors Preferred, DWG and AG Capital each have sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Advisory Agreements and that the nature, overall quality, and extent of the management services to be provided by each to Dynamic Alpha Fund was expected to be satisfactory and reliable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and Futures Trading Adviser, and therefore, would not directly control the performance of the Dynamic Alpha Fund. The Trustees recalled the performance comparisons for the Fund with both an AG hedge fund, a representative ETF and various Morningstar historical performance reviews and simulations as provided by the Sub-Adviser. The Board noted that based on the experience of the portfolio managers and the past performance of similar investment strategies and tactics, the Sub-Adviser and Futures Trading Adviser would be able to provide satisfactory performance for Dynamic Alpha Fund and prospective shareholders. With respect to the services to be provided by AG Capital, the Board

Dynamic Alpha Macro Fund
Supplemental Information (Unaudited) (Continued)
June 30, 2024

reviewed similar historical performance and concluded that the Futures Trading Adviser would be able to provide satisfactory performance for Dynamic Alpha Fund and prospective shareholders.

Fees and Expenses: As to the costs of the services to be provided to Dynamic Alpha Fund by the Adviser, Sub-Adviser, and Futures Trading Adviser, the Board reviewed and discussed the proposed advisory fee of 1.50% which was below the maximum peer group, and within range of the reasonable management fees of the Morningstar Macro Trading category. The Board reviewed the projected expense ratio of 2.39% for Investor Class Shares and 1.99% for Institutional Class Shares. The Board further considered the Expense Limitation Agreement proposed for the Fund would limit expenses, subject to customary exclusions, to 2.35% for Investor Class Shares and 1.95% for Institutional Class Shares. The Board found that for both classes, the net expense ratios were above the peer group average, and yet well below the maximum category group expense ratios. The Board acknowledged the somewhat unique strategies planned for Dynamic Alpha Fund and that there are no other Adviser mutual funds, pooled investment vehicles, or private accounts with investment objectives directly comparable. Therefore, the Board concluded that the advisory fee to be charged by the Adviser and projected expenses for the Dynamic Alpha Fund were not unreasonable.

Profitability. The Board reviewed the levels of profits anticipated by the Adviser, DWG and AG Capital from the Dynamic Alpha Fund. The Trustees reviewed and considered the split of the advisory fee between the Adviser and Sub-Adviser and Futures Trading Adviser (these being paid by the Adviser, not the Fund), and determined it was acceptable and reasonable for the services to be provided to Dynamic Alpha Fund by the Sub-Adviser and Futures Trading Adviser. It noted that AG Capital agreed to waive fees until its allocated assets reach a significant level. After that AG will receive a fee based on allocated assets managed. The Board further considered that the Sub-Adviser was willing to waive/reimburse its fees under the expense limitation agreement.

(Adviser) The Board noted that with expected assets of $75 million for the first year, the Adviser expects to realize a small profit of 19% from the advisory fees; and for year two, with projected assets of $100 million, the Adviser’s expected profits will increase slightly to approximately 20%. The Board considered that the net fee to the Adviser, after paying the sub-advisory fee and futures trading advisory fee was 0.35%. The Board noted that after the Adviser’s expenses relating to marketing efforts, including wholesalers, the profitability is estimated at 17%, and 18% for year one and year two, respectively. After further discussion, the Board determined the projected profitability of the Adviser from its relationship with Dynamic Alpha Fund was not excessive.

(Sub-Adviser) With respect to the Sub-Adviser’s profitability, the Board reviewed the projected profitability of DWG with respect to Dynamic Alpha Fund. The Board noted that the Sub-Adviser had asset projections that were the same as the Adviser, with expected assets of $75 million for the Fund for the first year, the Sub-Adviser would achieve approximately 54% profit from sub-advising the Fund. For year two, with projected assets of $100 million, for the Fund, the Board noted the Sub-Adviser projected profits of approximately 47% from sub-advising the Dynamic Alpha Fund. The Board acknowledged the anticipated sub-advisory fee will be paid by the Adviser to DWG. The Sub-Adviser reported it has no other clients for fee comparisons. The Board noted that an indirect affiliate of one of the owners of the Sub-Adviser is expected to receive non-material futures commissions as an introducing broker acting through ADM Investors Services, Inc. (a futures commission merchant). The Sub-Adviser noted it will incur expenses to market the Fund, and the Sub-Adviser’s expected profits for year one of 40% and 31% for year two when considering the totality of the relationship with the Fund.

Dynamic Alpha Macro Fund
Supplemental Information (Unaudited) (Continued)
June 30, 2024

(Futures Trading Adviser) The Board also reviewed the projected profitability of AG Capital from managing the portfolio of the Fund’s assets allocated to futures. The Board considered that for year one with expected Fund assets of $75 million, AG Capital’s estimated profit is 50%, and in year two with expected assets of $100, profits of 44%. The Board considered that AG Capital, based on the foreseeable assets, fees for managing futures could range significantly depending on the effect of breakpoints related to the Fund’s net assets. AG Capital reported that with Fund assets at $100 million and the expected 50% equities/50% futures allocation, it will receive fees below the 2% management fee with a 20% incentive fee charged to its other fund clients.

After further discussion, the Board concluded that, based on the services to be provided by Advisors Preferred, DWG and AG Capital, the anticipated level of profit to each from their relationship with Dynamic Alpha Fund was not excessive.

Economies of Scale. As to the extent to which Dynamic Alpha Fund will realize economies of scale, the Adviser reported $500 million to be the likely minimum asset level to reach such economies of scale. The Board discussed the Adviser’s expectations for growth and concluded that any material economies of scale would not be achieved in the near term. The Board acknowledged that economies of scale is an Adviser level review and not related to approvals of any sub-advisory or futures trading agreements. The Trustees agreed to revisit economies of scale as assets of Dynamic Alpha Fund grow.

Conclusion. Trust counsel assisted the Board throughout the Advisory Agreements review process. The Board members relied upon the advice of independent counsel, and their own business judgment, in determining the material factors to be considered in evaluating each of the Advisory Agreements and the weight to be given to each such factor. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to each Advisory Agreement.

Accordingly, having requested and received such information from the Adviser, Sub-Adviser, and Futures Trading Adviser as the Board believed to be reasonably necessary to evaluate the terms of each of the Advisory Agreements, as appropriate; the Board, including a majority of the Independent Trustees, determined that, with respect to each, separately that (a) the terms of the Advisory Agreements are reasonable; (b) the advisory fees are not unreasonable; and (c) each Advisory Agreement is in the best interests of the Dynamic Alpha Fund and its prospective shareholders. In considering the approval of each of the Advisory Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of each of the Advisory Agreements was in the best interests of Dynamic Alpha Fund.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number	■ Purchase History
	■ Assets	■ Account Balances
	■ Retirement Assets	■ Account Transactions
	■ Transaction History	■ Wire Transfer Instructions
■ Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Does Advisors
	Preferred Trust	Can you limit this
Reasons we can share your personal information	share?	sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-833-462-6344

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-833-462-6433, by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov, or by visiting the Fund’s website at www.dynamicalphafunds.com/investor-materials/.

INVESTMENT ADVISOR
Advisors Preferred, LLC 1445
Research Boulevard, #530
Rockville, MD 20850

SUB-ADVISOR
Dynamic Wealth Group, LLC
3225 McLeod Drive, Suite 100
Las Vegas, NV 89121

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby
Catherine Ayers-Rigsby, Principal Executive Officer/President

Date	9/5/24

By (Signature and Title)

/s/ Christine Casares
Christine Casares, Principal Financial Officer/Treasurer

Date	9/5/24